Other investments	12 Months Ended
Dec. 31, 2022
Other investments
Other investments

12 Other investments

	2022	2021	2020
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,056	1,168	1,108
Fixed income securities at fair value through profit and loss	10	–	–
Total	1,066	1,168	1,108
Current investments
Fixed income securities at fair value through profit and loss	13	16	118
Cash collateral pledged to counterparties	162	–	–
Fixed deposits	64	53	42
Total	239	69	160

Other investments held at fair value through Other comprehensive income include equity securities which are not held for trading and which the Group has irrevocably elected at initial recognition to recognise in this category. Other investments held at fair value through profit and loss mainly comprise fixed income securities that the Group holds to sell.

The fair value of listed investments is based on year end quoted market prices. Fixed deposits and Cash collateral pledged to counterparties are held at amortised cost with carrying value being a reasonable approximation of fair value given their short-term nature.

Cash collateral pledged to counterparties relates to collateral pledged on derivatives entered into to hedge the Group's risk exposures. In 2022, following significant foreign currency volatility increasing the collateral requirements, the Group revised its presentation to Other investments. Prior year amounts of $47m in 2021 and $11m in 2020 are presented within Cash and cash equivalents.

Fair value hierarchy

The table below analyses equity securities and bonds, contained within Other investments and carried at fair value, by valuation method. The different levels have been defined as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
>	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	2022	2022	2021	2021	2020	2020
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	13	880	16	1,064	118	891
Level 2	–	–	–	–	–	–
Level 3	10	176	–	104	–	217
Total	23	1,056	16	1,168	118	1,108

During 2020, AstraZeneca sold a proportion of its equity portfolio receiving consideration of $1,381m, a large proportion of which related to the disposal of its full holding in Moderna Therapeutics, Inc. All related gains were accounted through Other comprehensive income.

Equity securities that are analysed at Level 3 include investments in private biotech companies. In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusting as necessary for impairments and revaluations on new funding rounds, which approximates to fair value. Movements in Level 3 investments are detailed below:

	2022	2022	2021	2020
	FVPL	FVOCI	FVOCI	FVOCI
	$m	$m	$m	$m
At 1 January	–	104	217	227
Additions	10	32	1	96
Revaluations	–	50	–	63
Net transfers out	–	(4)	(113)	(103)
Disposals	–	(5)	–	(86)
Impairments and exchange adjustments	–	(1)	(1)	20
At 31 December	10	176	104	217

Assets are transferred in or out of Level 3 on the date of the event or change in circumstances that caused the transfer.